Earnings per share	12 Months Ended
Mar. 31, 2021
Earnings per share
Earnings per share

 8. Earnings per share

Basic earnings per share is the amount of profit generated for the financial year attributable to equity shareholders divided by the weighted average number of shares in issue during the year.

	2021 Millions	2020 Millions	2019 Millions
Weighted average number of shares for basic earnings per share	29,592	29,422	27,607
Effect of dilutive potential shares: restricted shares and share options	91	—	—
Weighted average number of shares for diluted earnings per share	29,683	29,422	27,607

	2021		2020		2019
	€m		€m		€m
Profit/(loss) for earnings per share from continuing operations	112		(920)		(4,485)
Loss for earnings per share from discontinued operations	0		—		(3,535)
Profit/(loss) for basic and diluted earnings per share	112		(920)		(8,020)

	eurocents		eurocents		eurocents
Basic earnings/(loss) per share from continuing operations	0.38	c	(3.13)	c	(16.25)	c
Loss per share from discontinued operations	0		—		(12.80)	c
Basic earnings/(loss) per share	0.38	c	(3.13)	c	(29.05)	c

	eurocents		eurocents		eurocents
Diluted earnings/(loss) per share from continuing operations	0.38	c	(3.13)	c	(16.25)	c
Diluted loss per share from discontinued operations	0		—		(12.80)	c
Diluted earnings/(loss) per share	0.38	c	(3.13)	c	(29.05)	c